UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Tidal Trust I
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2025

Item 1. Reports to Stockholders.

SP Funds Dow Jones Global Sukuk ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2025 SP Funds Dow Jones Global Sukuk ETF Ticker: SPSK (Listed on NYSE Arca , Inc.)

This semi-annual shareholder report contains important information about the SP Funds Dow Jones Global Sukuk ETF (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.sp-funds.com/spsk/ . You can also request this information by contacting us at (425) 409-9500 .

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds Dow Jones Global Sukuk ETF	$25	0.50%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2025)

Fund Size (Thousands)	$314,028
Number of Holdings	139
Total Advisory Fee Paid	$720,476
Portfolio Turnover Rate	12%

Sector Breakdown
(% of Total Net Assets)

Government
45.5%
Financial
29.3%
Utilities
9.1%
Energy
7.1%
Consumer, Non-cyclical
4.2%
Cash & Other
2.3%
Basic Materials
1.4%
Communications
1.1%

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
KSA Sukuk Ltd.	16.3
Perusahaan Penerbit SBSN Indonesia III	12.2
Isdb Trust Services NO 2 SARL	9.1
Suci Second Investment Co.	5.1
Saudi Electricity Sukuk Programme Co.	5.0
Sharjah Sukuk Program Ltd.	4.2
D.P. World Crescent Ltd.	3.7
SA Global Sukuk Ltd.	3.7
Saudi Electricity Global Sukuk Co.	2.6
DIB Sukuk Ltd.	2.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spsk/.

SP Funds S&P 500 Sharia Industry Exclusions ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2025 SP Funds S&P 500 Sharia Industry Exclusions ETF Ticker: SPUS (Listed on NYSE Arca , Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.sp-funds.com/spus/ . You can also request this information by contacting us at (425) 409-9500 .

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P 500 Sharia Industry Exclusions ETF	$22	0.45%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2025)

Fund Size (Thousands)	$1,245,769
Number of Holdings	219
Total Advisory Fee Paid	$2,416,312
Portfolio Turnover Rate	5%

Sector Breakdown
(% of Total Net Assets)

Technology
45.2%
Communications
20.2%
Consumer, Non-cyclical
15.1%
Consumer, Cyclical
7.6%
Industrial
5.4%
Energy
2.7%
Basic Materials
2.1%
Financial
1.2%
Utilities
0.3%
Cash & Other
0.2%

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Microsoft Corp.	11.0
NVIDIA Corp.	10.7
Apple, Inc.	9.7
Amazon.com, Inc.	6.2
Meta Platforms, Inc. - Class A	4.6
Broadcom, Inc.	3.7
Alphabet, Inc. - Class A	3.2
Tesla, Inc.	3.1
Alphabet, Inc. - Class C	2.6
Eli Lilly & Co.	1.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spus/.

SP Funds S&P Global REIT Sharia ETF Tailored Shareholder Report

semi-annual Shareholder Report May 31, 2025 SP Funds S&P Global REIT Sharia ETF Ticker: SPRE (Listed on NYSE Arca , Inc.)

This semi-annual shareholder report contains important information about the SP Funds S&P Global REIT Sharia ETF (the "Fund") for the period December 1, 2024 to May 31, 2025. You can find additional information about the Fund at www.sp-funds.com/spre/ . You can also request this information by contacting us at (425) 409-9500 .

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global REIT Sharia ETF	$24	0.51%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of May 31, 2025)

Fund Size (Thousands)	$153,226
Number of Holdings	33
Total Advisory Fee Paid	$377,772
Portfolio Turnover Rate	26%

Sector Breakdown
(% of Total Net Assets)

What did the Fund invest in?

(as of May 31, 2025)

Top Ten Holdings	(% of Total Net Assets)
Goodman Group	12.7
Prologis, Inc.	12.4
Welltower, Inc.	12.2
Equinix, Inc.	12.2
AvalonBay Communities, Inc.	4.9
Equity Residential	4.9
Equity LifeStyle Properties, Inc.	4.8
Camden Property Trust	4.8
Weyerhaeuser Co.	4.8
Mid-America Apartment Communities, Inc.	4.6

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com/spre/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

May 31, 2025 (Unaudited)

Tidal Trust I
•	SP Funds Dow Jones Global Sukuk ETF	| SPSK	| NYSE Arca, Inc.
•	SP Funds S&P 500 Sharia Industry Exclusions ETF	| SPUS	| NYSE Arca, Inc.
•	SP Funds S&P Global REIT Sharia ETF	| SPRE	| NYSE Arca, Inc.

SP Funds ETFs
Table of Contents

Schedule of Investments	SP Funds Dow Jones Global Sukuk ETF
May 31, 2025 (Unaudited)

CORPORATE SUKUK - 52.2%	Par	Value
Banks - 16.0%
Adib Sukuk Co. II Ltd., 5.70%, 11/15/2028	$1,100,000	$1,136,883
Ajman Senior Sukuk Ltd., 5.13%, 04/30/2030	500,000	498,123
Al Rajhi Sukuk Ltd.
4.75%, 04/05/2028	2,400,000	2,399,376
5.05%, 03/12/2029	2,100,000	2,117,124
4.87%, 05/19/2030	500,000	498,145
AUB Sukuk Ltd., 2.62%, 09/09/2026	1,500,000	1,452,637
Banque Saudi Fransi, 4.75%, 05/31/2028	1,900,000	1,898,497
BBG Sukuk Ltd., 4.56%, 10/09/2029	1,750,000	1,743,875
Boubyan Sukuk Ltd., 3.39%, 03/29/2027	1,000,000	978,223
BSF Sukuk Co. Ltd.
5.00%, 01/25/2029	1,600,000	1,607,077
5.38%, 01/21/2030	1,700,000	1,729,094
DIB Sukuk Ltd.
2.74%, 02/16/2027	1,600,000	1,544,434
5.49%, 11/30/2027	1,600,000	1,626,776
4.80%, 08/16/2028	2,200,000	2,207,150
5.24%, 03/04/2029	2,100,000	2,126,627
EI Sukuk Co. Ltd.
2.08%, 11/02/2026	1,000,000	962,900
5.43%, 05/28/2029	1,700,000	1,741,013
5.06%, 03/25/2030	1,600,000	1,612,982
Fab Sukuk Co. Ltd.
2.59%, 03/02/2027	1,000,000	968,686
4.58%, 01/17/2028	1,000,000	1,005,871
4.78%, 01/23/2029	1,800,000	1,812,964
5.15%, 01/16/2030	1,400,000	1,434,146
KFH Sukuk Co.
5.01%, 01/17/2029	2,100,000	2,116,486
5.38%, 01/14/2030	2,200,000	2,243,329
Mashreq AL Islami Sukuk Co. Ltd., 5.03%, 04/22/2030	1,075,000	1,082,581
QIB Sukuk Ltd.
5.58%, 11/22/2028	1,900,000	1,961,921
4.49%, 09/17/2029	1,600,000	1,589,505
QIIB Senior Oryx Ltd., 5.25%, 01/24/2029	1,600,000	1,628,908
SIB Sukuk Co. III Ltd.
5.25%, 07/03/2029	1,050,000	1,061,352
5.20%, 02/26/2030	1,000,000	1,009,885
SNB Sukuk Ltd.
2.34%, 01/19/2027	1,600,000	1,541,245
5.13%, 02/27/2029	1,900,000	1,924,302
Warba Sukuk Ltd., 5.35%, 07/10/2029	1,050,000	1,065,711
		50,327,828

Chemicals – 1.4%
Equate Sukuk SPC Ltd., 5.00%, 09/05/2031	1,650,000	1,643,920
Ma'aden Sukuk Ltd.
5.25%, 02/13/2030	1,700,000	1,721,764
5.50%, 02/13/2035	1,000,000	1,012,500
		4,378,184

Commercial Services - 3.7%
D.P. World Crescent Ltd.
4.85%, 09/26/2028	2,225,000	2,223,362
3.88%, 07/18/2029	2,200,000	2,106,443

The accompanying notes are an integral part of these financial statements.	1

Schedule of Investments	SP Funds Dow Jones Global Sukuk ETF
May 31, 2025 (Unaudited)

3.75%, 01/30/2030	1,000,000	946,240
5.50%, 09/13/2033	3,200,000	3,210,176
5.50%, 05/08/2035	3,200,000	3,192,998
		11,679,219

Diversified Financial Services - 1.8%
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/2028	1,450,000	1,475,255
SRC Sukuk Ltd.
5.00%, 02/27/2028	2,075,000	2,085,690
5.38%, 02/27/2035	2,100,000	2,113,435
		5,674,380

Electric - 9.1%
National Central Cooling Co. PJSC, 5.28%, 03/05/2030	1,450,000	1,474,657
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/2043	2,200,000	2,045,586
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044	2,200,000	2,136,061
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/2028	2,600,000	2,609,541
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/2030	1,400,000	1,233,615
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/2029	1,600,000	1,612,854
5.23%, 02/18/2030	3,100,000	3,130,058
4.63%, 04/11/2033	2,500,000	2,437,732
5.19%, 02/13/2034	2,900,000	2,898,420
5.49%, 02/18/2035	2,600,000	2,624,718
5.68%, 04/11/2053	3,300,000	3,137,842
TNB Global Ventures Capital Bhd.
3.24%, 10/19/2026	1,600,000	1,570,863
4.85%, 11/01/2028	1,600,000	1,609,989
		28,521,936

Food - 0.5%
Almarai Co. JSC, 5.23%, 07/25/2033	1,700,000	1,707,168

Investment Companies - 7.3%
Aercap Sukuk Ltd., 4.50%, 10/03/2029	1,200,000	1,177,464
Dua Capital Ltd., 2.78%, 05/11/2031	1,200,000	1,078,838
Khazanah Global Sukuk Bhd.
4.69%, 06/01/2028	1,700,000	1,700,524
4.48%, 09/05/2029	1,000,000	994,028
Mdgh Sukuk Ltd., 4.96%, 04/04/2034	2,100,000	2,112,968
Suci Second Investment Co.
4.38%, 09/10/2027	2,950,000	2,928,486
6.00%, 10/25/2028	4,700,000	4,872,842
5.17%, 03/05/2031	4,100,000	4,140,252
4.88%, 05/08/2032	1,450,000	1,434,708
6.25%, 10/25/2033	2,400,000	2,577,552
		23,017,662

Oil & Gas - 6.0%
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/2035	3,125,000	3,086,524
EDO Sukuk Ltd.
5.66%, 07/03/2031	1,750,000	1,764,451
5.88%, 09/21/2033	2,250,000	2,290,567

The accompanying notes are an integral part of these financial statements.	2

Schedule of Investments	SP Funds Dow Jones Global Sukuk ETF
May 31, 2025 (Unaudited)

SA Global Sukuk Ltd.
4.25%, 10/02/2029	3,125,000	3,078,125
2.69%, 06/17/2031	6,250,000	5,539,247
4.75%, 10/02/2034	3,125,000	3,048,000
		18,806,914

Pipelines - 1.1%
TMS Issuer SARL, 5.78%, 08/23/2032	3,200,000	3,293,096

Real Estate - 4.2%
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/2033	1,000,000	986,095
5.50%, 05/16/2034	1,000,000	1,023,600
5.25%, 03/25/2035	1,050,000	1,056,114
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/2029	1,000,000	962,102
Emaar Sukuk Ltd.
3.64%, 09/15/2026	1,600,000	1,578,037
3.88%, 09/17/2029	1,000,000	965,682
3.70%, 07/06/2031	1,000,000	936,386
Esic Sukuk Ltd., 5.83%, 02/14/2029	1,600,000	1,625,170
MAF Sukuk Ltd.
4.64%, 05/14/2029	1,400,000	1,386,854
3.93%, 02/28/2030	1,400,000	1,343,132
5.00%, 06/01/2033	1,200,000	1,189,239
		13,052,411

Telecommunications - 1.1%
Axiata SPV2 Bhd., 2.16%, 08/19/2030	1,000,000	881,020
Saudi Telecom Co., 3.89%, 05/13/2029	2,600,000	2,531,951
		3,412,971
TOTAL CORPORATE SUKUK (Cost $164,325,826)		163,871,769

FOREIGN GOVERNMENT SUKUK - 45.5%
Multi-National - 9.4%
ICDPS Sukuk Ltd., 4.95%, 02/14/2029	1,100,000	1,095,220
IsDB Trust Services No. 2 SARL
1.44%, 10/21/2026	3,802,000	3,655,706
3.21%, 04/28/2027	3,600,000	3,531,709
4.75%, 10/27/2027	2,000,000	2,027,109
4.60%, 03/14/2028	4,175,000	4,227,132
4.91%, 10/03/2028	4,250,000	4,348,552
4.75%, 05/15/2029	4,200,000	4,302,641
4.05%, 10/15/2029	2,700,000	2,681,935
4.21%, 03/18/2030	3,700,000	3,707,229
		29,577,233

Sovereign - 36.1%(b)
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/2027	2,200,000	2,163,626
KSA Sukuk Ltd.
3.63%, 04/20/2027	9,575,000	9,436,814
5.25%, 06/04/2027	2,725,000	2,764,154
5.27%, 10/25/2028	5,400,000	5,522,329
4.30%, 01/19/2029	4,100,000	4,063,453
4.27%, 05/22/2029	6,550,000	6,483,452
2.97%, 10/29/2029	5,175,000	4,846,419
5.25%, 06/04/2030	3,125,000	3,199,922
2.25%, 05/17/2031	4,100,000	3,568,181

The accompanying notes are an integral part of these financial statements.	3

Schedule of Investments	SP Funds Dow Jones Global Sukuk ETF
May 31, 2025 (Unaudited)

4.51%, 05/22/2033	6,450,000	6,272,041
5.25%, 06/04/2034	4,800,000	4,906,674
Malaysia Sovereign Sukuk Bhd., 4.24%, 04/22/2045	1,150,000	988,404
Malaysia Sukuk Global Bhd., 4.08%, 04/27/2046	1,200,000	1,006,551
Malaysia Wakala Sukuk Bhd.
2.07%, 04/28/2031	1,650,000	1,448,586
3.08%, 04/28/2051	1,200,000	816,190
Perusahaan Penerbit SBSN Indonesia III
4.15%, 03/29/2027	4,350,000	4,344,200
4.40%, 06/06/2027	3,750,000	3,762,357
4.40%, 03/01/2028	3,600,000	3,614,569
5.40%, 11/15/2028	2,100,000	2,174,225
4.45%, 02/20/2029	2,700,000	2,704,952
5.10%, 07/02/2029	1,500,000	1,529,857
5.00%, 05/25/2030	2,250,000	2,278,271
2.80%, 06/23/2030	2,050,000	1,873,691
2.55%, 06/09/2031	2,000,000	1,763,460
4.70%, 06/06/2032	3,250,000	3,198,263
5.60%, 11/15/2033	2,025,000	2,089,002
5.20%, 07/02/2034	2,000,000	2,004,183
5.25%, 11/25/2034	2,000,000	2,002,381
3.80%, 06/23/2050	1,600,000	1,166,919
3.55%, 06/09/2051	1,600,000	1,116,179
5.50%, 07/02/2054	1,200,000	1,142,124
5.65%, 11/25/2054	1,600,000	1,541,600
RAK Capital, 5.00%, 03/12/2035	2,075,000	2,101,147
ROP Sukuk Trust, 5.05%, 06/06/2029	2,100,000	2,135,182
Sharjah Sukuk Program Ltd.
2.94%, 06/10/2027	2,050,000	1,969,693
4.23%, 03/14/2028	2,400,000	2,342,196
3.23%, 10/23/2029	2,090,000	1,930,317
3.89%, 04/04/2030	1,600,000	1,501,924
3.20%, 07/13/2031	1,400,000	1,239,742
6.09%, 03/19/2034	1,800,000	1,865,025
3.85%, 03/19/2035	400,000	350,922
5.43%, 04/17/2035	2,050,000	2,022,421
		113,251,598
TOTAL FOREIGN GOVERNMENT SUKUK (Cost $144,074,501)		142,828,831

TOTAL INVESTMENTS - 97.7% (Cost $308,400,327)		306,700,600
Other Assets in Excess of Liabilities - 2.3%		7,327,325
TOTAL NET ASSETS - 100.0%		$314,027,925

Percentages are stated as a percent of net assets.

JSC - Public Joint Stock Company

PJSC - Public Joint Stock Company

SPC - Special-Purpose Company

SPV2 - Special-Purpose Vehicle 2

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.	4

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Agriculture - 0.1%
Archer-Daniels-Midland Co.	19,428	$937,790

Apparel - 0.4%
Deckers Outdoor Corp.(a)	6,020	635,230
NIKE, Inc. - Class B	47,469	2,876,147
Ralph Lauren Corp.	1,514	419,090
Tapestry, Inc.	8,309	652,672
		4,583,139

Auto Manufacturers - 3.3%
Cummins, Inc.	5,426	1,744,350
Tesla, Inc.(a)	112,519	38,983,333
		40,727,683

Beverages - 0.7%
Monster Beverage Corp.(a)	28,137	1,799,361
PepsiCo, Inc.	55,123	7,245,919
		9,045,280

Biotechnology - 0.9%
Biogen, Inc.(a)	5,872	762,127
Corteva, Inc.	27,554	1,950,823
Gilead Sciences, Inc.	50,092	5,514,128
Incyte Corp.(a)	6,451	419,702
Regeneron Pharmaceuticals, Inc.	4,147	2,033,191
		10,679,971

Building Materials - 1.1%
Builders FirstSource, Inc.(a)	4,615	496,943
Carrier Global Corp.	32,456	2,310,867
Johnson Controls International PLC	26,531	2,689,448
Lennox International, Inc.	1,258	710,078
Martin Marietta Materials, Inc.	2,432	1,331,642
Masco Corp.	8,438	526,700
Mohawk Industries, Inc.(a)	2,024	203,635
Trane Technologies PLC	9,082	3,907,712
Vulcan Materials Co.	5,303	1,405,666
		13,582,691

Chemicals - 1.6%
Air Products and Chemicals, Inc.	8,936	2,492,340
Albemarle Corp.	4,714	262,853
CF Industries Holdings, Inc.	6,984	633,519
DuPont de Nemours, Inc.	16,802	1,122,373
Ecolab, Inc.	10,124	2,689,137
Linde PLC	19,138	8,948,546
PPG Industries, Inc.	9,315	1,032,102
The Sherwin-Williams Co.	9,303	3,338,009
		20,518,879

Commercial Services - 0.6%
Cintas Corp.	13,780	3,121,170
Equifax, Inc.	4,893	1,292,681
Quanta Services, Inc.	5,921	2,028,298

The accompanying notes are an integral part of these financial statements.	5

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

Rollins, Inc.	11,283	645,952
		7,088,101

Computers - 11.4%
Accenture PLC - Class A	25,140	7,964,855
Apple, Inc.	604,036	121,320,631
Cognizant Technology Solutions Corp. - Class A	19,873	1,609,514
Crowdstrike Holdings, Inc. - Class A(a)	9,923	4,677,404
EPAM Systems, Inc.(a)	2,184	381,086
Fortinet, Inc.(a)	25,564	2,601,904
Gartner, Inc.(a)	3,012	1,314,497
HP, Inc.	37,687	938,406
NetApp, Inc.	8,161	809,245
Super Micro Computer, Inc.(a)	20,229	809,565
		142,427,107

Cosmetics & Personal Care - 1.7%
Colgate-Palmolive Co.	32,615	3,031,238
Estee Lauder Cos., Inc. - Class A	9,402	629,370
Kenvue, Inc.	77,055	1,839,303
The Procter & Gamble Co.	94,249	16,011,962
		21,511,873

Distribution & Wholesale - 0.5%
Copart, Inc.(a)	35,236	1,813,949
Fastenal Co.	46,088	1,905,278
Pool Corp.	1,494	449,082
W.W. Grainger, Inc.	1,724	1,874,953
		6,043,262

Electric - 0.3%
Constellation Energy Corp.	12,568	3,847,693

Electrical Components & Equipment - 0.2%
Emerson Electric Co.	22,665	2,705,747
Generac Holdings, Inc.(a)	2,290	279,678
		2,985,425

Electronics - 0.6%
Allegion PLC	3,388	483,468
Garmin Ltd.	6,109	1,239,944
Hubbell, Inc.	2,071	806,820
Jabil, Inc.	4,394	738,236
Mettler-Toledo International, Inc.(a)	832	961,393
TE Connectivity PLC	12,043	1,927,723
Trimble, Inc.(a)	9,876	703,862
		6,861,446

Energy - Alternate Sources - 0.1%
First Solar, Inc.(a)	4,296	679,112

Environmental Control - 0.6%
Pentair PLC	6,634	657,960
Republic Services, Inc.	8,149	2,096,656

The accompanying notes are an integral part of these financial statements.	6

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

Veralto Corp.	9,936	1,003,834
Waste Management, Inc.	14,677	3,536,717
		7,295,167

Food - 0.5%
Kellanova	10,806	892,900
McCormick & Co., Inc.	10,144	737,773
Mondelez International, Inc. - Class A	51,985	3,508,468
The Hershey Co.	5,927	952,409
		6,091,550
Healthcare - Products - 4.6%
Abbott Laboratories	69,737	9,315,469
Agilent Technologies, Inc.	11,460	1,282,603
Align Technology, Inc.(a)	2,768	500,842
Bio-Techne Corp.	6,350	307,340
Boston Scientific Corp.(a)	59,231	6,234,655
Danaher Corp.	25,717	4,883,658
Edwards Lifesciences Corp.(a)	23,696	1,853,501
GE HealthCare Technologies, Inc.	18,376	1,296,243
Hologic, Inc. (a)	9,012	560,276
IDEXX Laboratories, Inc.(a)	3,199	1,642,239
Insulet Corp.(a)	2,815	914,959
Intuitive Surgical, Inc.(a)	14,335	7,917,794
Medtronic PLC	51,538	4,276,623
ResMed, Inc.	5,892	1,442,303
STERIS PLC	3,874	949,944
Stryker Corp.	13,797	5,279,284
The Cooper Cos, Inc.(a)	8,013	547,128
Thermo Fisher Scientific, Inc.	15,363	6,188,524
Waters Corp.(a)	2,281	796,616
West Pharmaceutical Services, Inc.	2,851	601,133
Zimmer Biomet Holdings, Inc.	7,993	736,715
		57,527,849

Healthcare - Services - 0.1%
Charles River Laboratories International, Inc.(a)	1,978	268,276
Labcorp Holdings, Inc.	3,312	824,589
		1,092,865

Healthcare - Products - 0.0%(c)
Revvity, Inc.	4,838	437,452

Home Builders - 0.2%
D.R. Horton, Inc.	11,393	1,345,057
PulteGroup, Inc.	8,128	796,788
		2,141,845

Household Products & Wares - 0.3%
Avery Dennison Corp.	3,144	558,783
Church & Dwight Co., Inc.	9,787	962,160
Kimberly-Clark Corp.	13,330	1,916,321
The Clorox Co.	4,888	644,629
		4,081,893

Internet - 18.9%
Alphabet, Inc. - Class A	234,444	40,263,413

The accompanying notes are an integral part of these financial statements.	7

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

Alphabet, Inc. - Class C	190,010	32,843,228
Amazon.com, Inc.(a)	378,840	77,665,988
Booking Holdings, Inc.	1,329	7,334,658
CDW Corp.	5,274	951,219
DoorDash, Inc. - Class A(a)	13,631	2,844,108
eBay, Inc.	19,251	1,408,596
F5, Inc.(a)	2,219	633,258
GoDaddy, Inc. - Class A(a)	5,578	1,016,033
Meta Platforms, Inc. - Class A	88,046	57,008,904
Palo Alto Networks, Inc.(a)	26,609	5,120,104
Uber Technologies, Inc.(a)	83,961	7,066,158
VeriSign, Inc.	3,181	866,727
		235,022,394

Iron & Steel - 0.1%
Nucor Corp.	9,427	1,030,937
Steel Dynamics, Inc.	5,682	699,284
		1,730,221

Machinery - Diversified - 0.7%
Dover Corp.	5,420	963,405
IDEX Corp.	2,973	537,845
Ingersoll Rand, Inc.	16,186	1,321,425
Nordson Corp.	2,092	443,483
Otis Worldwide Corp.	15,933	1,519,211
Rockwell Automation, Inc.	4,438	1,400,411
Westinghouse Air Brake Technologies Corp.	6,858	1,387,511
Xylem, Inc.	9,668	1,218,555
		8,791,846

Machinery - Construction & Mining - 0.4%
GE Vernova, Inc.	11,086	5,243,456

Mining - 0.4%
Freeport-McMoRan, Inc.	57,756	2,222,451
Newmont Corp.	45,754	2,412,151
		4,634,602

Miscellaneous Manufacturers - 0.5%
3M Co.	21,818	3,236,700
A O Smith Corp.	4,735	304,508
Illinois Tool Works, Inc.	10,735	2,630,934
		6,172,142

Office & Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A(a)	1,987	575,773

Oil & Gas - 2.3%
ConocoPhillips	51,282	4,376,919
Coterra Energy, Inc.	29,591	719,357
Devon Energy Corp.	26,402	798,924
EOG Resources, Inc.	22,596	2,453,248
Exxon Mobil Corp.	175,026	17,905,160
Hess Corp.	11,105	1,467,970
Texas Pacific Land Corp.	750	835,522
		28,557,100

The accompanying notes are an integral part of these financial statements.	8

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

Oil & Gas Services - 0.3%
Baker Hughes Co.	39,792	1,474,294
Halliburton Co.	34,889	683,475
Schlumberger NV	56,303	1,860,814
		4,018,583

Packaging & Containers - 0.1%
Ball Corp.	11,994	642,639
Packaging Corp. of America	3,584	692,321
		1,334,960

Pharmaceuticals - 5.6%
AbbVie, Inc.	70,875	13,190,546
Becton Dickinson & Co.	11,533	1,990,480
Cardinal Health, Inc.	9,708	1,499,304
Cencora, Inc.	6,927	2,017,420
Dexcom, Inc.(a)	15,702	1,347,232
Eli Lilly & Co.	31,640	23,339,879
Henry Schein, Inc.(a)	4,953	346,660
Johnson & Johnson	96,809	15,025,725
McKesson Corp.	5,035	3,622,733
Merck & Co., Inc.	101,673	7,812,553
		70,192,532

Retail - 3.2%
AutoZone, Inc.(a)	652	2,433,942
Best Buy Co., Inc.	7,813	517,846
Genuine Parts Co.	5,487	694,215
Lowe's Cos., Inc.	22,695	5,122,942
Lululemon Athletica, Inc.(a)	4,400	1,393,348
O'Reilly Automotive, Inc.(a)	2,273	3,108,328
Ross Stores, Inc.	13,260	1,857,593
Target Corp.	18,412	1,730,912
The Home Depot, Inc.	39,921	14,702,505
TJX Cos., Inc.	45,174	5,732,581
Tractor Supply Co.	21,471	1,039,196
Ulta Beauty, Inc.(a)	1,801	849,100
Williams-Sonoma, Inc.	5,003	809,285
		39,991,793

Semiconductors - 18.3%
Advanced Micro Devices, Inc.(a)	68,189	7,550,568
Analog Devices, Inc.	19,932	4,265,049
Applied Materials, Inc.	33,328	5,224,164
Broadcom, Inc.	188,404	45,606,956
KLA Corp.	5,441	4,118,184
Lam Research Corp.	52,584	4,248,261
Microchip Technology, Inc.	21,616	1,254,593
Micron Technology, Inc.	44,776	4,229,541
Monolithic Power Systems, Inc.	1,855	1,227,825
NVIDIA Corp.	984,754	133,069,808
NXP Semiconductors NV	10,209	1,951,246
ON Semiconductor Corp.(a)	16,936	711,651
QUALCOMM, Inc.	44,451	6,454,285
Skyworks Solutions, Inc.	6,456	445,658

The accompanying notes are an integral part of these financial statements.	9

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

Teradyne, Inc.	6,540	514,044
Texas Instruments, Inc.	36,598	6,691,944
		227,563,777

Software - 15.4%
Adobe, Inc.(a)	17,489	7,259,509
Akamai Technologies, Inc.(a)	5,965	452,922
ANSYS, Inc.(a)	3,407	1,127,104
Autodesk, Inc.(a)	8,549	2,531,530
Cadence Design Systems, Inc.(a)	11,021	3,163,799
Fair Isaac Corp.(a)	944	1,629,608
Microsoft Corp.	298,915	137,608,509
Oracle Corp.	65,271	10,804,309
PTC, Inc.(a)	4,792	806,589
Roper Technologies, Inc.	4,222	2,407,680
Salesforce, Inc.	38,463	10,206,926
ServiceNow, Inc.(a)	8,210	8,301,049
Synopsys, Inc.(a)	6,144	2,850,693
Tyler Technologies, Inc.(a)	1,669	962,996
Workday, Inc. - Class A(a)	8,512	2,108,508
		192,221,731

Telecommunications - 1.3%
Arista Networks, Inc.(a)	41,511	3,596,513
Cisco Systems, Inc.	160,080	10,091,443
Corning, Inc.	30,974	1,536,001
Juniper Networks, Inc.	13,306	478,085
		15,702,042

Transportation - 1.3%
C.H. Robinson Worldwide, Inc.	4,771	457,873
CSX Corp.	77,511	2,448,573
Expeditors International of Washington, Inc.	5,618	633,317
J.B. Hunt Transport Services, Inc.	3,111	431,962
Norfolk Southern Corp.	9,094	2,247,309
Old Dominion Freight Line, Inc.	7,548	1,208,963
Union Pacific Corp.	24,284	5,382,792
United Parcel Service, Inc. - Class B	29,389	2,866,603
		15,677,392
TOTAL COMMON STOCKS (Cost $1,042,115,854)		1,227,618,417

REAL ESTATE INVESTMENT TRUSTS - COMMON - 1.2%
AvalonBay Communities, Inc.	5,701	1,178,796
Camden Property Trust	4,204	493,928
Equinix, Inc.	3,930	3,493,062
Equity Residential	13,729	962,952
Mid-America Apartment Communities, Inc.	4,687	734,218
Prologis, Inc.	37,251	4,045,459
Welltower, Inc.	24,481	3,776,929
Weyerhaeuser Co.	29,158	755,484
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $15,265,565)		15,440,828

The accompanying notes are an integral part of these financial statements.	10

Schedule of Investments	SP Funds S&P 500 Sharia Industry Exclusions ETF
May 31, 2025 (Unaudited)

RIGHTS - 0.0%(c)
Healthcare - Products - 0.0%
ABIOMED, Inc. - CVR(a)(b)	405	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 99.8% (Cost $1,057,381,419)		1,243,059,245
Other Assets in Excess of Liabilities - 0.2%		2,710,194
TOTAL NET ASSETS - 100.0%		$1,245,769,439

Percentages are stated as a percent of net assets.

CVR - Contingent Value Rights

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of May 31, 2025.

(c)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	11

Schedule of Investments	SP Funds S&P Global REIT Sharia ETF

May 31, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - COMMON - 99.2%	Shares	Value
AKIS Gayrimenkul Yatirimi AS	739,653	$113,846
Arena REIT	246,913	595,879
AvalonBay Communities, Inc.	36,014	7,446,615
Axis Real Estate Investment Trust	971,548	435,958
Avrupakent Gayrimenkul Yatirim Ortakligi AS	50,614	67,392
BWP Trust	361,762	824,155
Camden Property Trust	62,576	7,352,054
Charter Hall Group	307,462	3,595,248
Citicore Energy REIT Corp.	1,470,766	86,198
CubeSmart	146,441	6,261,817
EastGroup Properties, Inc.	33,632	5,702,306
Equinix, Inc.	21,027	18,689,218
Equity LifeStyle Properties, Inc.	116,342	7,395,861
Equity Residential	106,128	7,443,818
Goodman Group	916,666	19,420,190
IGB Real Estate Investment Trust	860,911	469,238
IMPACT Growth Real Estate Investment Trust	369,031	114,663
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(a)	249,103	61,892
Mid-America Apartment Communities, Inc.	45,433	7,117,079
MREIT, Inc.	849,320	208,239
Ozak Gayrimenkul Yatirim Ortakligi(a)	236,162	59,880
PotlatchDeltic Corp.	46,432	1,826,635
Prologis, Inc.	174,576	18,958,954
Rayonier, Inc.	91,000	2,156,700
Rexford Industrial Realty, Inc.	147,357	5,192,861
RL Commercial REIT, Inc.	3,206,630	378,163
SITE Centers Corp.	28,820	343,534
Terreno Realty Corp.	64,607	3,645,127
Welltower, Inc.	121,206	18,699,662
Weyerhaeuser Co.	281,191	7,285,659
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $146,077,996)		151,948,841

COMMON STOCKS - 0.3%
Private Equity - 0.3%
Servet Gayrimenkul Yatirim Ortakligi AS(a)	557,499	34,807
Ziraat Gayrimenkul Yatirim Ortakligi AS	540,469	346,799
		381,606

Real Estate - 0.0%(b)
Ahes Gayrimenkul Yatirim Ortakligi AS(a)	113,013	61,573
TOTAL COMMON STOCKS (Cost $276,040)		443,179

TOTAL INVESTMENTS - 99.5% (Cost $146,354,036)		152,392,020
Other Assets in Excess of Liabilities - 0.5%		834,137
TOTAL NET ASSETS - 100.0%		$153,226,157

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	12

Statements of Assets and Liabilities	SP Funds ETFs

May 31, 2025 (Unaudited)

	SP Funds Dow	SP Funds S&P 500	SP Funds S&P
	Jones Global	Sharia Industry	Global REIT
	Sukuk ETF	Exclusions ETF	Sharia ETF
ASSETS:
Investments, at value (Note 2)	$306,700,600	$1,243,059,245	$152,392,020
Receivable for investments sold	8,753,841	—	—
Cash	4,402,509	1,783,935	703,816
Receivable for fund shares sold	3,153,833	13,586,397	972,865
Interest receivable	3,034,524	—	—
Dividends receivable	—	995,134	160,104
Dividend tax reclaims receivable	—	4,350	1,075
Foreign currency, at value	—	—	14,147
Total assets	326,045,307	1,259,429,061	154,244,027

LIABILITIES:
Payable for investments purchased	11,887,031	13,199,698	954,462
Payable to adviser (Note 4)	130,351	459,924	63,408
Total liabilities	12,017,382	13,659,622	1,017,870
NET ASSETS	$314,027,925	$1,245,769,439	$153,226,157

NET ASSETS CONSISTS OF:
Paid-in capital	$314,299,737	$1,067,646,670	$160,454,485
Total distributable earnings/(accumulated losses)	(271,812)	178,122,769	(7,228,328)
Total net assets	$314,027,925	$1,245,769,439	$153,226,157

Net assets	$314,027,925	$1,245,769,439	$153,226,157
Shares issued and outstanding(a)	17,425,000	29,800,000	7,875,000
Net asset value per share	$18.02	$41.80	$19.46

COST:
Investments, at cost	$308,400,327	$1,057,381,419	$146,354,036
Foreign currency, at cost	$—	$—	$14,091

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	13

Statements of Operations	SP Funds ETFs

For the Six-Months Ended May 31, 2025 (Unaudited)

		SP Funds S&P 500	SP Funds S&P
	SP Funds Dow Jones	Sharia Industry	Global REIT Sharia
	Global Sukuk ETF	Exclusions ETF	ETF
INVESTMENT INCOME:
Sukuk income	$6,649,689	$—	$—
Dividend income	—	5,083,648	2,390,867
Less: Dividend withholding taxes	(19,967)	(8,367)	(16,815)
Less: Issuance fees	—	(62)	—
Total investment income	6,629,722	5,075,219	2,374,052

EXPENSES:
Investment advisory fee (Note 4)	720,476	2,416,312	377,772
Interest expense (Note 8)	—	—	1,304
Total expenses	720,476	2,416,312	379,076
NET INVESTMENT INCOME	5,909,246	2,658,907	1,994,976

REALIZED AND UNREALIZED GAIN (LOSS)	44,797	(18,928,572)	(13,716,098)
Net realized gain (loss) from:	(487,308)	2,890,194	(1,321,088)
Investments	(487,308)	2,890,194	(1,309,919)
Foreign currency transaction	—	—	(11,169)
Net realized gain (loss)	(487,308)	2,890,194	(1,321,088)
Net change in unrealized appreciation (depreciation) on:	532,105	(21,818,766)	(12,395,010)
Investments	532,107	(21,818,766)	(12,395,244)
Foreign currency translation	—	—	234
Net change in unrealized appreciation
(depreciation)	532,107	(21,818,766)	(12,395,010)
Net realized and unrealized gain (loss)	44,799	(18,928,572)	(13,716,098)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$5,954,045	$(16,269,665)	$(11,721,122)

The accompanying notes are an integral part of these financial statements.	14

Statements of Changes in Net Assets	SP Funds ETFs

	SP Funds Dow Jones Global Sukuk		SP Funds S&P 500 Sharia Industry
	ETF		Exclusions ETF
	Six-Months ended	Year ended	Six-Months ended	Year ended
	May 31, 2025	November 30,	May 31, 2025	November 30,
	(Unaudited)	2024	(Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$5,909,246	$7,948,121	$2,658,907	$3,151,283
Net realized gain (loss)	(487,308)	(520,216)	2,890,194	(7,698,307)
Net change in unrealized appreciation (depreciation)	532,107	3,704,396	(21,818,766)	156,967,856
Net increase (decrease) in net assets from operations	5,954,045	11,132,301	(16,269,665)	152,420,832

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,909,246)	(5,756,705)	(2,658,907)	(3,139,234)
From return of capital	(881,519)	—	(1,278,602)	(1,552,247)
Total distributions to shareholders	(6,790,765)	(5,756,705)	(3,937,509)	(4,691,481)

CAPITAL TRANSACTIONS:
Subscriptions	50,565,258	107,934,082	352,711,618	427,344,387
Redemptions	—	—	(14,438,723)	(854,060)
ETF transaction fees (Note 9)	3,040	37,138	—	—
Net increase (decrease) in net assets from capital transactions	50,568,298	107,971,220	338,272,895	426,490,327

NET INCREASE IN NET ASSETS	49,731,578	113,346,816	318,065,721	574,219,678

NET ASSETS:
Beginning of the period	264,296,347	150,949,531	927,703,718	353,484,040
End of the period	$314,027,925	$264,296,347	$1,245,769,439	$927,703,718

SHARES TRANSACTIONS
Subscriptions	2,825,000	6,025,000	8,550,000	10,875,000
Redemptions	—	—	(375,000)	(25,000)
Total increase (decrease) in shares outstanding	2,825,000	6,025,000	8,175,000	10,850,000

The accompanying notes are an integral part of these financial statements.	15

Statements of Changes in Net Assets	SP Funds ETFs

	SP Funds S&P Global REIT Sharia ETF
	Six-Months ended	Year ended
	May 31, 2025	November 30,
	(Unaudited)	2024
OPERATIONS:
Net investment income (loss)	$1,994,976	$2,437,518
Net realized gain (loss)	(1,321,088)	(4,643,779)
Net change in unrealized appreciation (depreciation)	(12,395,010)	23,367,185
Net increase (decrease) in net assets from operations	(11,721,122)	21,160,924

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,994,976)	(3,312,054)
From return of capital	(1,179,497)	(1,544,676)
Total distributions to shareholders	(3,174,473)	(4,856,730)

CAPITAL TRANSACTIONS:
Subscriptions	9,392,783	67,339,690
Redemptions	—	—
Net increase (decrease) in net assets from capital transactions	9,392,783	67,339,690

NET INCREASE (DECREASE) IN NET ASSETS	(5,502,812)	83,643,884

NET ASSETS:
Beginning of the period	158,728,969	75,085,085
End of the period	$153,226,157	$158,728,969

SHARES TRANSACTIONS
Subscriptions	475,000	3,350,000
Redemptions	—	—
Total increase (decrease) in shares outstanding	475,000	3,350,000

The accompanying notes are an integral part of these financial statements.	16

Financial Highlights	SP Funds ETFs

For a share outstanding throughout the periods presented

SP Funds Dow Jones Global Sukuk ETF

	Six-Months		Year ended November 30,
	ended May 31,								Period ended
	2025								November 30,
	(Unaudited)		2024		2023	2022		2021	2020(a)
PER SHARE DATA:

Net asset value, beginning of period	$18.10		$17.60		$17.57	$19.76		$20.41	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.37		0.69		0.57	0.35		0.27	0.30
Net realized and unrealized gain (loss) on investments(d)	(0.01)		0.34		(0.16)	(2.09)		(0.42)	0.39
Total from investment operations	0.36		1.03		0.41	(1.74)		(0.15)	0.69

LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)		(0.53)		(0.38)	(0.36)		(0.26)	(0.28)
Return of capital	(0.06)		—		—	(0.09)		(0.24)	—
Total distributions	(0.44)		(0.53)		(0.38)	(0.45)		(0.50)	(0.28)

ETF transaction fees per share	0.00	(e)	0.00	(e)	—	—		—	—
Net asset value, end of period	$18.02		$18.10		$17.60	$17.57		$19.76	$20.41

TOTAL RETURN(f)	2.02%		5.87%		2.46%	-8.92%		-0.73%	3.48	%(j)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$314,028		$264,296		$150,950	$65,435		$37,542	$31,123
Ratio of expenses to average net assets(g)(h)	0.50	%(m)	0.55	%(l)	0.59%	0.59	%(k)	0.65%	0.65%
Ratio of net investment income (loss) to average net assets(g)(h)	4.13%		3.87%		3.23%	1.91%		1.32%	1.61%
Portfolio turnover rate(f)(i)	12%		15%		19%	9%		28%	15%

(a)	Inception date of the Fund was December 27, 2019.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Amount represents less than $0.005 per share.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.

(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Net increase from payments by affiliates on the disposal of investments due to trade error added 0.11% to this return.

(k)	Effective November 30, 2021, the Fund’s management fee was reduced from 0.65% to 0.59%.

(l)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(m)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.55% to 0.50%.

The accompanying notes are an integral part of these financial statements.	17

Financial Highlights	SP Funds ETFs

For a share outstanding throughout the periods presented

SP Funds S&P 500 Sharia Industry Exclusions ETF

	Six-Months	Year ended November 30,
	ended May 31,						Period ended
	2025						November 30,
	(Unaudited)	2024		2023	2022	2021	2020(a)
PER SHARE DATA:

Net asset value, beginning of period	$42.90	$32.81		$27.49	$32.48	$24.26	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.10	0.21		0.25	0.25	0.17	0.22
Net realized and unrealized gain (loss) on investments(d)	(1.05)	10.18		5.38	(4.83)	8.36	4.25
Total from investment operations	(0.95)	10.39		5.63	(4.58)	8.53	4.47

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.20)		(0.24)	(0.25)	(0.18)	(0.21)
Net realized gains	—	—		—	(0.07)	(0.13)	—
Return of capital	(0.05)	(0.10)		(0.07)	(0.09)	—	—
Total distributions	(0.15)	(0.30)		(0.31)	(0.41)	(0.31)	(0.21)
Net asset value, end of period	$41.80	$42.90		$32.81	$27.49	$32.48	$24.26

TOTAL RETURN(e)	-2.21%	31.77%		20.62%	-14.17%	35.40%	22.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,245,769	$927,704		$353,484	$174,539	$123,430	$38,821
Ratio of expenses to average net assets(f)(g)	0.45%	0.45	%(i)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)(g)	0.50%	0.53%		0.82%	0.89%	0.60%	1.06%
Portfolio turnover rate(e)(h)	5%	18%		5%	4%	18%	46%

(a)	Inception date of the Fund was December 17, 2019.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.

(i)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.49% to 0.45%.

The accompanying notes are an integral part of these financial statements.	18

Financial Highlights	SP Funds ETFs

For a share outstanding throughout the periods presented

SP Funds S&P Global REIT Sharia ETF

	Six-Months		Year ended November 30,
	ended May 31,							Period ended
	2025							November 30,
	(Unaudited)		2024		2023		2022	2021(a)
PER SHARE DATA:

Net asset value, beginning of period	$21.45		$18.54		$20.13		$25.63	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.26		0.43		0.32		0.36	0.26
Net realized and unrealized gain (loss) on investments(d)	(1.83)		3.32		(1.11)		(4.99)	6.04
Total from investment operations	(1.57)		3.75		(0.79)		(4.63)	6.30

LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)		(0.57)		(0.35)		(0.38)	(0.29)
Net realized gains	—		—		—		—	(0.15)
Return of capital	(0.16)		(0.27)		(0.45)		(0.49)	(0.23)
Total distributions	(0.42)		(0.84)		(0.80)		(0.87)	(0.67)
Net asset value, end of period	$19.46		$21.45		$18.54		$20.13	$25.63

TOTAL RETURN(e)	-7.36%		20.65%		-3.92%		-18.39%	31.98%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$153,226		$158,729		$75,085		$39,258	$23,068
Ratio of expenses to average net assets(f)(g)	0.51	%(j)	0.55	%(k)	0.59	%(l)	0.69%	0.69%
Ratio of interest expense to average net assets(f)(g)	0.00	%(h)	—%		—%		—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	2.66%		2.10%		1.69%		1.59%	1.19%
Portfolio turnover rate(e)(i)	26%		46%		29%		50%	79%

(a)	Inception date of the Fund was December 29, 2020.

(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Amount represents less than 0.005%.

(i)	Portfolio turnover rate excludes in-kind transactions.

(j)	Effective December 16, 2024, the Fund’s management fee was reduced from 0.55% to 0.50%.

(k)	Effective December 1, 2023, the Fund’s management fee was reduced from 0.59% to 0.55%.

(l)	Effective December 1, 2022, the Fund’s management fee was reduced from 0.69% to 0.59%.

The accompanying notes are an integral part of these financial statements.	19

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

The SP Funds Dow Jones Global Sukuk ETF (the “Sukuk ETF”), the SP Funds S&P 500 Sharia Industry Exclusions ETF (the “Sharia ETF”), and the SP Funds S&P Global REIT ETF (the “Global REIT ETF”) (each a “Fund”, and collectively, the “Funds”) are each a series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Sukuk ETF is a diversified series and each of the Sharia ETF and the Global REIT ETF is a non-diversified series of the Trust. The Sukuk ETF commenced operations as a non-diversified series, however, the Fund continuously operated as diversified for three years and as of December 27, 2022, is now classified as diversified. The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and ShariaPortfolio, Inc. (the “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Sharia ETF commenced operations on December 17, 2019, the Sukuk ETF commenced operations on December 27, 2019 and the Global REIT ETF commenced operations on December 29, 2020.

The investment objective of the Sukuk ETF is to seek to track the performance, before fees and expenses, of the Dow Jones Sukuk Total Return (ex- Reinvestment) Index (the “Sukuk Index”). The investment objective of the Sharia ETF is to seek to track the performance, before fees and expenses, of the S&P 500 Shariah Industry Exclusions Index (the “Sharia Index”). The investment objective of the Global REIT ETF is to seek to track the performance, before fees and expenses, of the S&P Global All Equity REIT Sharia Capped Index (the “Global REIT Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.	Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Sukuk securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of May 31, 2025:

	Sukuk ETF
Investments	Level 1	Level 2	Level 3	Total
Corporate Sukuk	$—	$163,871,769	$—	$163,871,769
Foreign Government Sukuk	—	142,828,831	—	142,828,831
Total Investments	$—	$306,700,600	$—	$306,700,600

	Sharia ETF
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$1,227,618,417	$—	$—	$1,227,618,417
Real Estate Investment Trusts - Common	15,440,828	—	—	15,440,828
Rights	—	—	0	0
Total Investments	$1,243,059,245	$—	$0	$1,243,059,245

	Global REIT ETF
Investments	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts - Common	$151,948,841	$—	$—	$151,948,841
Common Stocks	443,179	—	—	443,179
Total Investments	$152,392,020	$—	$—	$152,392,020

Refer to the Schedules of Investments for further disaggregation of investment categories.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

The following is a reconciliation of Level 3 investments for the Sharia ETF for which significant unobservable inputs were used to determine fair value:

Rights(a)
Balance as of November 30, 2024	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Transfer into and/or out of Level 3	—
Balance as of May 31, 2025	$0
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2025:
$—
(a)	The securities (Rights) are classified as Level 3 securities due to a lack of market activity.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Fund’s fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of May 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on sukuk securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Sukuk income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Funds, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for the Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (the “Exchange”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk. Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. In such event, the value of Shares of the Funds may rise and fall more than the value of Shares that invest in securities of companies in a broader range of industries.

●	Concentration in REITs (Global REIT ETF Only). The Fund concentrates in REITs. A REIT is a company that owns or finances income-producing real estate and meets certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), as more fully described in the Fund’s Statement of Additional Information (“SAI”). Through its investments in REITs, the Fund is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

B.	Currency Risk (Global REIT ETF Only). The Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

C.	Debt Securities Risk (Sukuk ETF Only).

●	Credit Risk. Debt securities are subject to the risk of an issuer’s (or other party’s) failure or inability to meet its obligations under the security. Multiple parties may have obligations under a debt security. An issuer or borrower may fail to pay principal and interest when due. A guarantor, insurer or credit support provider may fail to provide the agreed upon protection. A counterparty to a transaction may fail to perform its side of the bargain. An intermediary or agent interposed between the investor and other parties may fail to perform the terms of its service. Also, performance under a debt security may be linked to the obligations of other persons who may fail to meet their obligations. The credit risk associated with a debt security could increase to the extent that the Fund’s ability to benefit fully from its investment in the security depends on the performance by multiple parties of their respective contractual or other obligations. The market value of a debt security is also affected by the market’s perception of the creditworthiness of the issuer.

●	Interest Rate Risk. The income generated by debt securities owned by the Fund will be affected by changing interest rates. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower-yielding securities. Rising interest rates across the U.S. and international financial systems may result in fixed-income markets becoming more volatile. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. Interest rates have recently been historically low, so the Fund faces a heightened risk that rates may rise.

D.	Emerging Markets Risk (Sukuk ETF and Global REIT ETF Only). Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including: smaller-market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

E.	Equity Market Risk (Sharia ETF and Global REIT ETF Only). The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Funds’ portfolios may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

F.	Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk (Sukuk ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., sukuk that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares of the Funds, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in Shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for each Funds’ underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

G.	Foreign Government Risk (Sukuk ETF Only). The Fund’s investment in securities issued by foreign governments or their agencies or instrumentalities (sovereign debt), including those that issue sukuk through a secondary issuing vehicle, differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore limited. The foreign sovereign debt securities the Fund purchases involve specific risk, including that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due because of political constraints, cash flow problems, and other national economic factors; (ii) governments may default on their sovereign debt, which may require holders of such sovereign debt to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there are no bankruptcy proceedings by which defaulted sovereign debt may be collected in whole or in part. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments that track an index of domestic securities.

H.	Foreign Securities Risks (Global REIT ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

I.	Geographic Investment Risk (Sukuk ETF Only). To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

●	Risks of Investing in Saudi Arabia. The ability of foreign investors to invest in Saudi Arabian issuers is new and untested. Such ability could be restricted or revoked by the Saudi Arabian government at any time, and unforeseen risks could materialize due to foreign ownership in such securities. The economy of Saudi Arabia is dominated by petroleum exports. A sustained decrease in petroleum prices could have a negative impact on all aspects of the economy. Investments in securities of Saudi Arabian issuers involves risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of the Fund’s investments. Such heightened risks may include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, crime and instability as a result of religious, ethnic and/or socioeconomic unrest. There remains the possibility that instability in the larger Middle East region could adversely impact the economy of Saudi Arabia, and there is no assurance of political stability in Saudi Arabia.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

●	Risks of Investing in the United Arab Emirates. The economy of the United Arab Emirates (“UAE”) is dominated by petroleum exports. A sustained decrease in commodity prices, particularly oil and natural gas, could have a negative impact on all aspects of the UAE economy. The non-oil UAE economy, which is concentrated in Dubai’s service sector, could be affected by declines in tourism, real estate, banking and re-export trade. The UAE and the governments of the individual emirates exercise substantial influence over many aspects of the private sector. Governmental actions could have a significant effect on economic conditions in the UAE, which could adversely affect the value of the Fund. In addition, recent political instability and protests in North Africa and the Middle East have caused significant disruptions to many industries. Continued political and social unrest in these areas may adversely affect the value of the Fund.

J.	Market Capitalization Risk.

●	Large-Capitalization Investing (Sharia ETF and Global REIT ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing (Global REIT ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

●	Small-Capitalization Investing (Global REIT ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

K.	Models and Data Risk (Sukuk ETF and Sharia ETF Only). The composition of each Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Funds’ portfolios can be expected to also reflect the errors.

L.	Non-Diversification Risk (Sharia ETF and Global REIT ETF Only). Because each Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if the Funds held a more diversified portfolio.

M.	Passive Investment Risk. The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its respective Index.

N.	Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

●	Consumer Discretionary Sector Risk (Sharia ETF Only). The Fund may invest in companies in the consumer discretionary sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

●	Information Technology Sector Risk (Sharia ETF Only). The Fund may invest in companies in the information technology sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

●	Financials Sector Risk (Sukuk ETF and Global REIT ETF Only). Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. Companies in the financial services sector may also be negatively impacted by disruptions in the banking industry. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses to companies in this sector, which may negatively impact the Funds.

O.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Sharia”, has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

P.	Sukuk Risk (Sukuk ETF only). Sukuk are financial certificates that are similar to conventional bonds but are structured to comply with Sharia law and its investments principles, which, among other things, prohibit charging or paying interest. Sukuk involve many of the same risks that conventional bonds incur such as credit risk and interest rate risk. In addition to these risks, there are certain risks specific to sukuk. Sukuk represent undivided shares in the ownership of certificates, and such certificates are linked to a specific investment activity, such as an underlying asset or contractual payment obligations of the issuer. Because no collateral is pledged as security for sukuk, purchasers of sukuk are subject to the risk that an issuer may not meet its payment obligations or that an underlying asset may not perform as expected or lose value. While the sukuk market has grown significantly in recent years, there may be times when the market is illiquid and it is difficult for the Fund to make an investment in or dispose of sukuk.

Q.	Tax Risk (Global REIT ETF Only). To qualify for the favourable tax treatment generally available to RICs, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, (i) more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund or (ii) more than 25% of the value of the Fund’s assets would be invested in (a) the securities of any one issuer. Given the concentration of the Global REIT Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Global REIT Index, and the Fund’s efforts to replicate or represent the Global REIT Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

R.	Tracking Error Risk. As with all index funds, the performance of a Fund and its Index may differ from each other for a variety of reasons. For example, a Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, a Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

S.	Underlying Index Risk. Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in Shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Funds as follows:

Fund	Investment Advisory Fee
Sukuk ETF	0.50%(a)
Sharia ETF	0.45%
Global REIT ETF	0.50%(a)

(a)       Effective December 16, 2024, the Fund’s Investment Advisory Fee was reduced from 0.55% to 0.50%.

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by each Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. The Investment Advisory Fees for the six-months ended May 31, 2025 are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub -advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub- Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
Sukuk ETF	0.02%
Sharia ETF	0.02%
Global REIT ETF	0.02%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser. The Adviser has entered into an agreement with SP Funds Management, LLC (“SP Funds Management”) an affiliate of the Sub-Adviser, pursuant to which SP Funds Management has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Funds. For assuming each Fund’s payment obligations, the Adviser has agreed to pay SP Funds Management, the profits, if any, generated by each Fund’s Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by SP Funds Management include fees charged by Tidal (defined below), which is the Funds’ administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Adviser, which serves as the Chief Operating Decision Maker (“CODM”). The Adviser is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Adviser evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six-months ended May 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
Sukuk ETF	$79,575,561	$34,189,576
Sharia ETF	62,762,395	55,704,518
Global REIT ETF	38,681,058	40,173,556

For the six-months ended May 31, 2025, there were no purchases or sales of long-term U.S. government securities.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

For the six-months ended May 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
Sukuk ETF	$—	$—
Sharia ETF	342,484,386	14,015,838
Global REIT ETF	9,247,195	—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended May 31, 2025 (estimated), were as follows:

Distributions paid from:	Sukuk ETF	Sharia ETF	Global REIT ETF
Ordinary income	$5,909,246	$2,658,907	$1,994,976
Return of capital	881,519	1,278,602	1,179,497
Total distributions paid	$6,790,765	$3,937,509	$3,174,473

The tax character of distributions paid during the prior fiscal year ended November 30, 2024, were as follows:

Distributions paid from:	Sukuk ETF	Sharia ETF	Global REIT ETF
Ordinary income	$5,756,705	$3,139,234	$3,312,054
Return of capital	—	1,552,247	1,544,676
Total distributions paid	$5,756,705	$4,691,481	$4,856,730

As of the prior fiscal year ended November 30, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Sukuk ETF	Sharia ETF	Global REIT ETF
Investments, at cost(a)	$263,226,866	$727,731,127	$145,086,878
Gross tax unrealized appreciation	1,510,398	222,523,587	20,943,916
Gross tax unrealized depreciation	(3,881,043)	(23,790,328)	(7,687,340)
Net tax unrealized appreciation (depreciation)	(2,370,645)	198,733,259	13,256,576
Undistributed ordinary income (loss)	3,275,547	—	—
Undistributed long-term capital gain (loss)	—	—	—
Total distributable earnings	3,275,547	—	—
Other accumulated gain (loss)	(1,221,511)	(1,681,918)	(6,768,806)
Total distributable earnings/(accumulated losses)	$(316,609)	$197,051,341	$6,487,770

(a)       The difference between book and tax-basis unrealized appreciation was attributable primarily to the treatment of wash sales.

Net capital losses incurred after November 30 and net investment losses incurred after December 31, and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal year ended November 30, 2024, the Funds had no late-year losses and the Sukuk ETF, Sharia ETF, and Global REIT ETF had short-term capital loss carryovers of $452,861, $0, and $2,442,095, respectively, which do not expire. The Sukuk ETF, Sharia ETF, and Global REIT ETF also had long- term capital loss carryovers of $768,650, $1,681,918, and $4,326,711, respectively, which do not expire.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

NOTE 8 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Global REIT ETF a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended May 31, 2025, were as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	$1,948,000
Average daily loan outstanding, when in use	$1,948,000
Credit facility outstanding as of May 31, 2025	—
Average interest rate, when in use	7.50%
Interest rate terms	Prime
Interest rate as of May 31, 2025	7.50%
Expiration date	June 24, 2026

Interest expense incurred for the six-months ended May 31, 2025 is disclosed in the Statements of Operations, if applicable.

The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust. The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Funds is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

Notes to the Financial Statements	SP Funds ETFs

May 31, 2025 (Unaudited)

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	August 11, 2025

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	August 11, 2025

* Print the name and title of each signing officer under his or her signature.